UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE


                   Report for the Quarter Ended June 30, 1999


                          AMERICAN FINANCIAL GROUP, INC.
                           RETIREMENT AND SAVINGS PLAN
                 One East Fourth Street, Cincinnati, Ohio 45202
     -------------------------------------------------------------------------
     (Name and Address of Institutional Investment Manager Filing this Report)


                         Form 13F File Number:  28-4499


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

                     Sandra W. Heimann and Thomas E. Mischell
                           Administrative Plan Committee
                                (513) 579-2121
                -----------------------------------------------
                (Name, Title and Phone Number of Person Signing
                 this Report on Behalf of Reporting Manager)


Signatures:

Sandra W. Heimann                       Cincinnati, Ohio     August 6, 1999
----------------------------------
Sandra W. Heimann

and

Thomas E. Mischell                      Cincinnati, Ohio     August 6, 1999
----------------------------------
Thomas E. Mischell

Report Type:
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                            FORM 13F SUMMARY PAGE
                            ---------------------




Number of Other Included Managers:                         0
                                                     ----------

Form 13F Information Table Entry Total:                    2
                                                      ----------

Form 13F Information Table Value Total (thousands):     $290,790
                                                      ----------


Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed: NONE

                                                    FORM 13F INFORMATION TABLE


                                                         Column 4:  Column 5:                                 Column 8:
                               Column 2:                  Market    Shares or   Column 6:  Column 7:       Voting Authority
         Column 1:              Title of     Column 3:     Value    Principal  Investment    Other    -------------------------
       Name of Issuer            Class         CUSIP      (000's)   Amount     Discretion   Manager     Sole     Shared    None
       --------------         -----------  ------------  --------  ----------  ----------  ---------  ---------  ------  ------
AMERICAN ANNUITY GROUP INC        COM      023840 10 1   $ 47,301  1,950,563SH    Sole                1,950,563
AMERICAN FINL GROUP INC OHIO      COM      025932 10 4    243,489  7,148,306SH    Sole                7,148,306

                                                         --------
                                                         $290,790
                                                         ========



















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